MERGER AGREEMENT AND MERGER ANNOUNCEMENT, INTERMEX HOLDINGS, INC., MERGER ANNOUNCEMENT (FY) (Details) - USD ($)	Jul. 26, 2018	Dec. 19, 2017	Jun. 30, 2018	Dec. 31, 2017
Merger Announcement [Abstract]
Consideration paid in cash	$ 102,000,000	$ 92,000,000
Consideration held in escrow	$ 2,000,000	2,000,000
Consideration paid in equity		161,000,000
Intermex Holdings, Inc. and Subsidiaries [Member]
Merger Announcement [Abstract]
Consideration paid in cash		92,000,000
Consideration held in escrow		2,000,000	$ 639,662	$ 639,662
Consideration paid in equity		$ 161,000,000